Schedule II Valuation and Qualifying Accounts	12 Months Ended
May. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II of Valuation and Qualifying Accounts Disclosure
SCHEDULE II

Valuation & Qualifying Accounts

(a) Description	(b) Balance at Beginning of Year	(c) Additions: Charged to Costs and Expenses	(d) Deductions: Uncollectible Accounts Write-Off	(e) Balance at End of Year

	(in thousands)
Allowance for doubtful accounts
May 31, 2013	$532	$444	$467	$509
May 31, 2014	509	174	282	401
May 31, 2015	401	324	257	468

Reserve for operating losses-merchant card processing (1)
May 31, 2013	$2,325	$9,484	$9,491	$2,318
May 31, 2014	2,318	8,658	9,252	1,724
May 31, 2015	1,724	4,928	5,366	1,286

Reserve for sales allowances-merchant card processing (1)
May 31, 2013	$873	$2,074	$1,986	$961
May 31, 2014	961	1,330	1,690	601
May 31, 2015	601	7,974	3,646	4,929

Reserve for operating losses-check guarantee processing
May 31, 2013	$3,435	$11,731	$12,022	$3,144
May 31, 2014	3,144	11,916	12,062	2,998
May 31, 2015	2,998	9,578	9,892	2,684

Deferred income tax asset valuation allowance
May 31, 2013	$26,090	$2,374	$—	$28,464
May 31, 2014	28,464	(21,265)	—	7,199
May 31, 2015	7,199	(3,376)	—	3,823

(1)Included in settlement processing obligations.